Segment reporting (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenues	$ 3,600,000	$ 0	$ 7,200,000	$ 8,000,000.0
Non-current assets	458,200,000		458,200,000		$ 265,400,000
CANADA
Disclosure of geographical areas [line items]
Revenues	1,400,000	600,000	900,000	2,800,000
Non-current assets	54,700,000		54,700,000		38,100,000
United States
Disclosure of geographical areas [line items]
Revenues	2,200,000	(600,000)	6,300,000	5,200,000
Non-current assets	363,600,000		363,600,000		213,000,000.0
Germany
Disclosure of geographical areas [line items]
Revenues	0	0	0	0
Non-current assets	28,800,000		28,800,000		11,600,000
Other
Disclosure of geographical areas [line items]
Revenues	0	$ 0	0	$ 0
Non-current assets	$ 11,100,000		$ 11,100,000		$ 2,700,000